As filed with the Securities and Exchange Commission on May 31, 2017

File Nos.
333-189667
811-22641

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	21 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	30 [X]

Franklin Alternative Strategies Funds
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 9, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 19/28 to the Registrant's registration statement on Form N-1A (PEA 19/28) filed on September 28, 2016 (Accession No. 0001379491-16-006143) as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Franklin K2 Alternative Strategies Fund, a series of Registrant (Funds).  The prospectuses and SAIs of the Fund, as filed in PEA 19/28, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

068 P1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE PROSPECTUS DATED OCTOBER 1, 2016

OF

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

(a series of Franklin Alternative Strategies Funds)

The prospectus is amended as follows:

I.          The Franklin K2 Alternative Strategies Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.         The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
FAAAX	Pending	FASCX	FSKKX	FASRX	FABZX

III.        The following replaces the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 55 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 83 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
Distribution and service (12b-1) fees	0.25%[1]	0.25%	1.00%	0.50%	None	None
Other expenses of the Fund[2]	0.24%	0.24%	0.24%	0.24%	0.15%	0.24%
Other expenses of the Subsidiary	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Dividend expense and security borrowing fees for securities sold short	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Acquired fund fees and expenses[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[3]	3.40%	3.40%	4.15%	3.65%	3.06%	3.15%
Fee waiver and/or expense reimbursement[4]	-0.52%	-0.52%	-0.52%	-0.52%	-0.52%	-0.52%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3,4]	2.88%	2.88%	3.63%	3.13%	2.54%	2.63%

1. Class A distribution and service (12b‑1) fees have been restated to reflect the maximum rate set by the board of trustees. Consequently, the total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different 12b‑1 fee rate paid in the Fund’s most recent fiscal year.

2. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly owned by the Fund (Subsidiary). The waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 1.95% for the next 12-month period. In addition, the transfer agent has contractually agreed to waive or limit its transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that Class do not exceed 0.01% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the terms set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$849	$1,514	$2,200	$4,013
Class T	$534	$1,221	$1,931	$3,807
Class C	$465	$1,213	$2,076	$4,298
Class R	$316	$1,069	$1,843	$3,871
Class R6	$257	$896	$1,560	$3,335
Advisor Class	$266	$922	$1,603	$3,419
If you do not sell your shares:
Class C	$365	$1,213	$2,076	$4,298

IV.        The following replaces the “Fund Summary – Performance” section of the prospectus beginning on page 11:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'15	2.68%
Worst Quarter:	Q3'15	-2.18%
As of March 31, 2017, the Fund's year-to-date return was 2.60%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	Since Inception 10/11/2013
Franklin K2 Alternative Strategies Fund - Class A
Return Before Taxes	-4.18%	1.41%
Return After Taxes on Distributions	-4.33%	1.06%
Return After Taxes on Distributions and Sale of Fund Shares	-2.33%	0.96%
Franklin K2 Alternative Strategies Fund - Class T	-0.84%	2.47%
Franklin K2 Alternative Strategies Fund - Class C	0.04%	2.62%
Franklin K2 Alternative Strategies Fund - Class R	1.52%	2.96%
Franklin K2 Alternative Strategies Fund - Class R6	2.10%	3.65%
Franklin K2 Alternative Strategies Fund - Advisor Class	1.90%	3.57%
BofA Merrill Lynch US 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)	0.33%	0.14%
HFRX Global Hedge Fund Index (index reflects no deduction for fees, expenses or taxes)	2.50%	-0.02%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

V.         In the “Fund Summary” section, the paragraph under “Purchase and Sale of Fund Shares” on page 13 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VI.        The last full paragraph on page 42 under the heading “Fund Details– Management” is replaced with the following:

The Investment Manager has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that expenses (excluding Rule 12b-1 fees; acquired fund fees; expenses related to securities sold short; and certain non-routine expenses or costs (including those relating to litigation, indemnification, reorganizations and liquidations)) for each class of the Fund do not exceed (and could be less than) 1.95% for the next 12-month period. Under this fee and expense waiver, fees and expenses of the Fund (including management and custody fees) will be waived equally among all classes and, to the extent necessary, transfer agency fees will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount. For the fiscal year ended May 31, 2016, the management fees before and after such waiver were 2.05% and 1.53%, respectively.

VII.       The following is added to the financial highlights charts in the “Financial Highlights” section of the prospectus beginning on page 50:

Financial Highlights

Class A
Six Months Ended November 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.55
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)
Net realized and unrealized gains (losses)	0.21
Total from investment operations	0.20
Net asset value, end of period	$10.75
Total return[d]	1.90%
Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.09%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.75%[g]
Expenses incurred in connection with securities sold short	0.55%
Net investment income (loss)	(0.10)%
Supplemental data
Net assets, end of period (000’s)	$142,705
Portfolio turnover rate	105.92%

a For the period October 11, 2013 (commencement of operations) to May 31, 2014.

b The amount shown for a share outstanding throughout the period may not correlate with the consolidated statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any.

g Benefit of expense reduction rounds to less than 0.01%.

Class C
Six Months Ended November 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.45
Income from investment operations[b]:
Net investment income (loss)[c]	(0.04)
Net realized and unrealized gains (losses)	0.20
Total from investment operations	0.16
Net asset value, end of period	$10.61
Total return[d]	1.53%
Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.79%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.45%[g]
Expenses incurred in connection with securities sold short	0.55%
Net investment income (loss)	(0.80)%
Supplemental data
Net assets, end of period (000’s)	$61,465
Portfolio turnover rate	105.92%

a For the period October 11, 2013 (commencement of operations) to May 31, 2014.

b The amount shown for a share outstanding throughout the period may not correlate with the consolidated statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any.

g Benefit of expense reduction rounds to less than 0.01%.

Class R
Six Months Ended November 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.61
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)
Net realized and unrealized gains (losses)	0.21
Total from investment operations	0.19
Net asset value, end of period	$10.80
Total return[d]	1.79%
Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.34%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.00%[g]
Expenses incurred in connection with securities sold short	0.55%
Net investment income (loss)	(0.35)%
Supplemental data
Net assets, end of period (000’s)	$495
Portfolio turnover rate	105.92%

a For the period October 11, 2013 (commencement of operations) to May 31, 2014.

b The amount shown for a share outstanding throughout the period may not correlate with the consolidated statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any.

g Benefit of expense reduction rounds to less than 0.01%.

Class R6
Six Months Ended November 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.59
Income from investment operations[b]:
Net investment income (loss)[c]	0.01
Net realized and unrealized gains (losses)	0.20
Total from investment operations	0.21
Net asset value, end of period	$10.80
Total return[d]	1.98%
Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	2.75%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.41%[g]
Expenses incurred in connection with securities sold short	0.55%
Net investment income (loss)	0.24%
Supplemental data
Net assets, end of period (000’s)	$257,955
Portfolio turnover rate	105.92%

a For the period October 11, 2013 (commencement of operations) to May 31, 2014.

b The amount shown for a share outstanding throughout the period may not correlate with the consolidated statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any.

g Benefit of expense reduction rounds to less than 0.01%.

Advisor Class
Six Months Ended November 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.58
Income from investment operations[b]:
Net investment income (loss)[c]	0.01
Net realized and unrealized gains (losses)	0.20
Total from investment operations	0.21
Net asset value, end of period	$10.79
Total return[d]	1.98%
Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	2.84%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.50%[g]
Expenses incurred in connection with securities sold short	0.55%
Net investment income (loss)	0.15%
Supplemental data
Net assets, end of period (000’s)	$648,675
Portfolio turnover rate	105.92%

a For the period October 11, 2013 (commencement of operations) to May 31, 2014.

b The amount shown for a share outstanding throughout the period may not correlate with the consolidated statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any.

g Benefit of expense reduction rounds to less than 0.01%.

VIII.      The first table of the “Your Account – Choosing a Share Class” section on page 55 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class T shares on June 12, 2017.

IX.        The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 56 is replaced with “Choosing a Share Class - Class A, T, C & R.”

X.         The following is added to the “Your Account - Choosing a Share Class” section beginning on page 55:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XI.        The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 61 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XII.       The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 65 is replaced with “Minimum Investments – Class A, T, C & R.”

XIII.      The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 73 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XIV.      The “Your Account – Account Policies – Calculating Share Price – Class A & C” section heading on page 77 is replaced with “Class A, T & C.”

XV.       The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 84 is replaced with “Class A, T, C & R” and the table on page 84 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2,3]	0.25	1.00[4]	0.50

Please keep this supplement with your prospectus for future reference.

068 SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2016

OF

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

(a series of Franklin Alternative Strategies Funds)

The statement of additional information (SAI) is amended as follows:

I.          The Franklin K2 Alternative Strategies Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.         The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
FAAAX	Pending	FASCX	FSKKX	FASRX	FABZX

III.        The second paragraph on the cover of the SAI is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended May 31, 2016, are incorporated by reference (are legally a part of this SAI). The unaudited financial statements in the Fund's Semiannual Report to shareholders, for the period ended November 30, 2016, are also incorporated by reference (are legally a part of this SAI).

IV.        The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 82:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•        Franklin K2 Alternative Strategies Fund - Class T

V.         The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 83 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0002	A	17.21
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	A	13.54
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	10.48
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Fl 3 Jersey City NJ 07311-1114	A	7.12
UBS WM USA* 1000 Harbor Blvd. Weehawken, NJ 07086-6761	A	8.09
Charles Schwab & Co Inc.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	A	5.92
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0002	C	17.26
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	C	10.27
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	12.72
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Fl 3 Jersey City NJ 07311-1114	C	8.92
UBS WM USA* 1000 Harbor Blvd Weehawken, NJ 07086-6761	C	7.22
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	6.83
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	C	6.67
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.66
FTIOS* c/o Investor Services PO Box 33030 St. Petersburg, FL 33733	R	28.47
Mid Atlantic Trust Company FBO Infectious Diseases Associates 401 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	R	28.20
Robert D. Hogle and Kenneth B. Hogle, Trste Hogle Farms Defined Ben Pln 28818 E Avenue Conrad, IA 50621-8102	R	8.65
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	R	5.03
FT Moderate Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	37.49
FT Conservative Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	24.20
FT Growth Allocation Fund F/T Fund Allocator c/o Fund Accounting 1 Franklin Pkwy San Mateo, CA 94403-1906	R6	22.19
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	R6	9.06
Ellard Co* c/o Fiduciary Trust Co Int’l PO Box 3199 Church Street Station New York, NY 10008	Advisor	15.17
UBS WM USA* 1000 Harbor Blvd Weehawken, NJ 07086-6761	Advisor	13.55
Charles Schwab & Co Inc.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	12.74
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	11.49
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	8.84
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	Advisor	7.92
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0002	Advisor	6.66
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Fl 3 Jersey City NJ 07311-1114	Advisor	5.42

1

*      For the benefit of its customer(s).

VI.        The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 83 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VII.       The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 84 is replaced with the following:

The maximum initial sales charges are 5.75% and 2.50% for Class A and Class T shares, respectively. There is no initial sales charge for Class C, Class R and Advisor Class.

VIII.      “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 89 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

IX.        Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 90 is replaced with “The Class A, T, C and R plans.”

X.         The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 90:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

XI.        The second paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 90 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XII.       The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 91 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.      The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 91 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 92 is replaced with the following:

2

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XV.       The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 93 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

File Nos. 811-22641 & 333-189667

PART C
Other Information

(a) Agreement and Declaration of Trust

(i)	Certificate of Trust of Franklin Alternative Strategies Funds dated July 21, 2011 Filing: Registration Statement on Form N-1A File No. 811-22641 Filing Date: December 6, 2011

(ii)	Agreement and Declaration of Trust of Franklin Alternative Strategies Funds dated July 21, 2011
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(b) By-laws

(i)	By-Laws of Franklin Alternative Strategies Funds effective as of July 21, 2011
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(c) Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust

(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d)	Article VIII, Certain Transactions: Section 4
(e)	Article X, Miscellaneous: Section 4

(ii)	By-Laws

(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports: Section 1, 2 and 3
(c)	Article VII, General Matters: Section 3, 4, 6 and 7
(d)	Article VIII, Amendment: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)	Investment Management Agreement between Registrant, on behalf of Franklin Pelagos Commodities Strategy Fund and Pelagos Capital Management, LLC dated September 27, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(ii)	Investment Management Agreement between Registrant, on behalf of Franklin K2 Alternative Strategies Fund and K2/D&S Management Co., L.L.C. dated September 25, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(iii)	Form of Sub-advisory Agreement with respect to Franklin K2 Alternative Strategies Fund
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(iv)

Investment Management Agreement between FPC Holdings Corporation and Pelagos Capital Management, LLC

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(v)

Investment Management Agreement between K2 Holdings Investment Corporation and K2/D&S Management Co., L.L.C.

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(vi)	Investment Management Agreement between the Registrant, on behalf of Franklin K2 Long Short Credit Fund and K2/D&S Management Co., L.L.C. dated August 1, 2015
Filing: Post-Effective Amendment No. 11 to the Registration Statement on Form N- Form N-1A
File No. 811-22641
Filing Date: September 8, 2015

(vii)	Form of Sub-advisory Agreement with respect to Franklin K2 Long Short Credit Fund
Filing: Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 8, 2015

(viii)	Investment Management Agreement on behalf of Franklin K2 Global Macro Opportunities Fund dated May 16, 2016 Filing: Post-Effective Amendment No. 17 to the Registration
Statement on Form N-1A File No. 811-22641 Filing Date: June 30, 2016
(ix)	Form of Sub-Advisory Agreement between the Registrant on behalf of Franklin K2 Global Macro Opportunities Fund
Filing: Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A File No. 811-22641 Filing Date: June 30, 2016
(x)

Investment Management Agreement between K2 GMOF Holdings Corporation and K2/D&S Management Co., L.L.C. dated May 16, 2016

Filing: Post-Effective Amendment No. 17 to the Registration

Statement on Form N-1A

File No. 811-22641

Filing Date:  June 30, 2016

(xi)

Form of Sub-Advisory Agreement between the Registrant on behalf of Franklin K2 Global Macro Opportunities Fund and K2 GMOF Holdings Corporation

Filing: Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

File No. 811-22641

Filing Date:  June 30, 2016

(e) Underwriting Contracts

(i)

Distribution Agreement, between the Registrant on behalf of Franklin Pelagos Commodities Strategy Fund and Franklin K2 Alternative Strategies Fund and Franklin/Templeton Distributors, Inc. dated September 1, 2013

Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(iv)	Amendment dated September 15, 2016 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 28, 2016

(v)	Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(vi)	Amendment dated September 15, 2016 to Schedule 1 of the Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 28, 2016

(vii)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(viii)	Amendment dated February 8, 2016 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: March 16, 2016

(ix)	Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 8, 2015

(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(xi)	Amendment dated September 15, 2016 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 28, 2016

(h) Other Material Contracts

(i)

Sub-Contract for Fund Administrative Services between Franklin Alternative Strategies Advisers, LLC, (formerly, Pelagos Capital Management, LLC) and Franklin Templeton Services, LLC dated September 27, 2013, amended as of July 1, 2014, on behalf of Franklin Pelagos Commodities Strategy Fund

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(ii)	Form of Placement Agent Agreement between Registrant and Franklin Templeton Financial Services, Inc.
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(iii)

Sub-Contract for Administrative Services between K2/D&S Management Co., L.L.C, on behalf of Franklin K2 Alternative Strategies Fund and Franklin Templeton Services, LLC dated December 16, 2013

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(iv)

Amended and Restated Sub-Contract for Fund Administrative and Accounting Services between Franklin Templeton Services, LLC and BNY Mellon Investment Servicing (US) Inc. with respect to Franklin K2 Alternative Strategies Fund dated December 16, 2013

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(v)

Amended and Restated Transfer Agent and Shareholder Service Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing:  Post-Effective Amendment No. 5 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  September 26, 2014

(vi)	Sub-Contract for Fund Administrative Services between K2/D&S Management Co., L.L.C, on behalf of Franklin K2 Long Short Credit Fund and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 28, 2016

(vii)

Form of Sub-Contract for Fund Administrative Services between K2/D&S Management Co., L.L.C, on behalf of Franklin K2 Global Macro Opportunities Fund and Franklin Templeton Services, LLC

Filing:  Post-Effective Amendment No. 17 to the Registration Statement

on Form N-1A

File No. 811-22641

Filing Date:  June 30, 2016

(i) Legal Opinion

(i)	Opinion and consent of counsel with respect to Franklin K2 Alternative Strategies Fund dated October 1, 2013
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(ii)	Opinion and consent of counsel with respect to Franklin Pelagos Commodities Strategy Fund dated October 17, 2013
Filing: Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 18, 2013

(iii)	Opinion and consent of counsel with respect to Franklin K2 Long Short Credit Fund dated September 8, 2015
Filing: Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 8, 2015

(iv)	Opinion and consent of counsel with respect to Franklin K2 Global Macro Opportunities Fund dated June 30, 2016
Filing: Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: June 30, 2016

(j) Other Opinions
Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

Not Applicable

(m) Rule 12b-1 Plan

(i)	Class A Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pelagos Commodities Strategy Fund, and Franklin/Templeton Distributors, Inc. dated September 1, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(ii)	Class C Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pelagos Commodities Strategy Fund, and Franklin/Templeton Distributors, Inc. dated September 1, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(iii)	Class R Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pelagos Commodities Strategy Fund, and Franklin/Templeton Distributors, Inc. dated September 1, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(iv)	Class A Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Alternative Strategies Fund, and Franklin/Templeton Distributors, Inc. dated October 11, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(v)	Class C Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Alternative Strategies Fund, and Franklin/Templeton Distributors, Inc. dated October 11, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(vi)	Class R Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Alternative Strategies Fund, and Franklin/Templeton Distributors, Inc. dated October 11, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(vii)	Class A Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Long Short Credit Fund, and Franklin/Templeton Distributors, Inc. dated August 1, 2015
Filing: Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 8, 2015

(viii)	Class C Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Long Short Credit Fund, and Franklin/Templeton Distributors, Inc. dated August 1, 2015
Filing: Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 8, 2015

(ix)	Class R Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Long Short Credit Fund, and Franklin/Templeton Distributors, Inc. dated August 1, 2015
Filing: Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 8, 2015

(x)

Class A Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Global Macro Opportunities Fund, and Franklin/Templeton Distributors, Inc. dated May 16, 2016

Filing: Post-Effective Amendment No. 17 to the Registration

Statement on Form N-1A

File No. 811-22641

Filing Date:  June 30, 2016

(xi)

Class C Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Global Macro Opportunities Fund, and Franklin/Templeton Distributors, Inc. dated May 16, 2016

Filing: Post-Effective Amendment No. 17 to the Registration

Statement on Form N-1A

File No. 811-22641

Filing Date:  June 30, 2016

(xii)

Class R Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Global Macro Opportunities Fund, and Franklin/Templeton Distributors, Inc. dated May 16, 2016

Filing: Post-Effective Amendment No. 17 to the Registration

Statement on Form N-1A

File No. 811-22641

Filing Date:  June 30, 2016

(xiii)	Form of Class T Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Alternative Strategies Fund, and Franklin/Templeton Distributors, Inc.

(n) Rule 18f-3 Plan

(i)	Form of Multiple Class Plan with respect to Franklin K2 Alternative Strategies Fund

(ii)	Multiple Class Plan with respect to Franklin Pelagos Commodities Strategy Fund dated September 1, 2013
Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 31, 2013

(iii)	Multiple Class Plan with respect to Franklin K2 Long Short Credit Fund dated July 13, 2015 Filing: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 8, 2015

(iv)

Multiple Class Plan with respect to Franklin K2 Global Macro Opportunities Fund dated May 16, 2016

Filing: Post-Effective Amendment No. 17 to the Registration

Statement on Form N-1A

File No. 811-22641

Filing Date:  June 30, 2016

(p) Code of Ethics

(i)	Franklin Templeton Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A File No. 811-22641 Filing Date: September 26, 2014

(ii)	Apollo Credit Management LLC Code of Ethics
Filing: Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A File No. 8111-22541 Filing Date: September 28, 2015

(iii)	Aspect Capital Limited Code of Ethics dated June 2016
Filing: Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A File No. 811-22641 Filing Date: June 30, 2016

(iv)	Basso Capital Management, L.P. Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(v)	Candlewood Investment Group, L.P. Code of Ethics
Filing: Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A File No. 8111-22541 Filing Date: September 28, 2015

(vi)	Chatham Asset Management LLC Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(vii)	Chilton Investment Company, LLC Code of Ethics dated September 2015
Filing: Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 28, 2016

(viii)	Ellington Global Asset Management, L.L.C. Code of Ethics
Filing: Post-Effective Amendment No. 11 to the Registration
Statement on Form N-1A
File No. 811-22641
Filing Date: September 8, 2015

(ix)	EMSO Asset Management Limited Code of Ethics
Filing: Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 28, 2016

(x)	Graham Capital Management, L.P. Code of Ethics
Filing: Post-Effective Amendment No. 5 to the Registration
Statement on Form N-1A File No. 811-22641 Filing Date: September 26, 2014

(xi)	Halcyon Capital Management as amended April 2016
Filing: Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 28, 2016

(xii)	Impala Asset Management LLC Code of Ethics dated November 14, 2013
Filing: Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 28, 2016

(xiii)	Jennison Associates LLC Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 16, 2013

(xiv)	K2/D&S Management Co., .L.L.C. Code of Ethic
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(xv)	Lazard Asset Management LLC Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641 Filing Date: October 2, 2013

(xvi)	Logan Circle Partners, L.P. Code of Ethics
Filing: Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 8, 2015

(xvii)	Loomis Sayles & Company, L.P. Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(xviii)	Pelagos Code of Ethics dated July 2010
Filing: Registration Statement on Form N-1A
File No. 811-22641
Filing Date: December 6, 2011

(xix)	P. Schoenfeld Asset Management LP Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(xx)	Portland Hill Capital LLP Code of Ethics July 24, 2015
Filing: Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: September 28, 2016

(xxi)	Wellington Management Company, LLP Code of Ethics
Filing: Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A File No. 811-22641 Filing Date: September 26, 2014

(xxii)	York Registered Holdings, L.P. Code of Ethics
Filing: Amendment No. 9 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: October 2, 2013

(q) Power of Attorney

(i)	Power of Attorney dated April 8, 2015
Filing: Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A
File No. 811-22641
Filing Date: June 30, 2015

Item 29. Persons Controlled by or Under Common Control with the Fund

Franklin Pelagos Commodities Strategy Fund, a series of the Registrant, wholly owns and controls FPC Holdings Corp. (the “FPC Cayman Subsidiary”); a company organized under the laws of the Cayman Islands. The FPC Cayman Subsidiary’s financial statements are and will be included on a consolidated basis in the Franklin Pelagos Commodities Strategy Fund’s annual and semi-annual reports to shareholders.

Franklin K2 Alternative Strategies Fund, a series of the Registrant, wholly owns and controls K2 Holdings Investment Corp. (the “K2 Cayman Subsidiary”); a company organized under the laws of the Cayman Islands. The K2 Cayman Subsidiary’s financial statements are and will be included on a consolidated basis in the corresponding Franklin K2 Alternative Strategies Fund’s annual and semi-annual reports to shareholders.

Franklin K2 Global Macro Opportunities Fund, a series of the Registrant, wholly owns and controls K2 GMOF Holdings Corp. (the “K2 GMOF Cayman Subsidiary”); a company organized under the laws of the Cayman Islands. The K2 GMOF Cayman Subsidiary’s financial statements are and will be included on a consolidated basis in the corresponding Franklin K2 Alternative Strategies Fund’s annual and semi-annual reports to shareholders.

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(a)

Franklin Alternative Strategy Advisers, LLP, (FASA) an indirect, wholly-owned subsidiary of Franklin Resources, Inc. serves as the investment manager to Franklin Pelagos Commodities Strategy Fund.  For additional information please see Part B and Schedules A and D of Form ADV of FASA (SEC File 801-69056), incorporated herein by reference, which set forth the officers and directors of FASA and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)

K2/D&S Management Co., L.L.C. (K2 Advisors) serves as investment manager to Franklin K2 Alternative Strategies Fund, Franklin K2 Long Short Credit Fund and Franklin K2 Global Macro Opportunities Fund.  For additional information please see Part B and Schedules A and D of Form ADV of K2 Advisors (SEC File 801-61852) incorporated herein by reference, which set forth the officers and directors of K2 Advisors and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

For additional information about the sub-advisers of the Franklin K2 Alternative Strategies Fund, Franklin K2 Long Short Credit Fund and Franklin K2 Global Macro Opportunities Fund, please see Part B (the Franklin K2 Alternative Strategies Fund, Franklin K2 Long Short Credit Fund and Franklin K2 Global Macro Opportunities Fund's statement of additional information) and Part 2A and Schedules A and D of Form ADV of each sub-adviser as listed below, each of which is incorporated herein by reference.

Name of Sub-Advisor	SEC Number
Apollo Credit Management LLC	801-67592
Aspect Capital Limited	801-62408
Basso Capital Management, L.P.	801-64130
Candlewood Investment Group, L.P.	801-71694
Chatham Asset Management LLC	801-73452
Chilton Investment Company, LLC	801-62678
Ellington Global Asset Management, L.L.C.	801-56399
EMSO Asset Management Limited	801-66016
Graham Capital Management, L.P.	801-73422
Halcyon Capital Management LLC	801-107221
Impala Asset Management LLC	801-65642
Jennison Associates LLC	801-5608
K2/D&S Management Co., L.L.C.	801-61852
Lazard Asset Management LLC	801-61701
Logan Circle Partners, L.P.	801-67753
Loomis Sayles & Company, L.P.	801-170
P/E Global, LLC	801-72133
P. Schoenfeld Asset Management LP	801-52211
Portland Hill Capital LLC	801-100454
Wellington Management Company, LLP	801-15908
York Registered Holdings, L.P.	801-77336

Item 32. Principal Underwriters

(a)	Franklin Templeton Distributors, Inc. (Distributors) also act as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)

The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889)

(c)	Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder service agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

The Registrant hereby undertakes, on behalf of the Franklin K2 Alternative Strategies Fund, to cause the K2 Cayman Subsidiary to:

(i)

maintain a set of its books and records at an office located within the U.S., where the SEC and its staff will have access to the books and records consistent with the requirements of Section 31 of the 1940 Act and the rules thereunder;

(ii)

designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court and consent to the jurisdiction of the United States courts and the SEC over it; and

The Registrant hereby undertakes, on behalf of the Franklin Pelagos Commodities Strategy Fund, to cause the FPC Cayman Subsidiary to:

(i)

maintain a set of its books and records at an office located within the U.S., where the SEC and its staff will have access to the books and records consistent with the requirements of Section 31 of the 1940 Act and the rules thereunder; and

(ii)

designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court and consent to the jurisdiction of the United States courts and the SEC over it.

The Registrant hereby undertakes, on behalf of the Franklin K2 Global Macro Opportunities Fund, to cause the K2 GMOF Cayman Subsidiary to:

(i)

maintain a set of its books and records at an office located within the U.S., where the SEC and its staff will have access to the books and records consistent with the requirements of Section 31 of the 1940 Act and the rules thereunder; and

(ii)

designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court and consent to the jurisdiction of the United States courts and the SEC over it.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of May, 2017.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
(Registrant)

By: /s/STEVEN J. GRAY
Steven J. Gray
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

WILLIAM YUN*	President and Chief
William Yun	Executive Officer – Investment Management	May 26, 2017

LAURA F. FERGERSON*	Chief Executive Officer –
Laura F. Fergerson	Finance and Administration	May 26, 2017

ROBERT G. KUBILIS*	Chief Financial Officer and
Robert G. Kubilis	Chief Accounting Officer	May 26, 2017

EDWARD I. ALTMAN*
Edward I. Altman	Trustee	May 26, 2017

ANN TORRE BATES*
Ann Torre Bates	Trustee	May 26, 2017

BURTON J. GREENWALD*
Burton J. Greenwald	Trustee	May 26, 2017

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	May 26, 2017

JENNIFER M. JOHNSON*
Jennifer M. Johnson	Trustee	May 26, 2017

KEITH E. MITCHELL*
Keith E. Mitchell	Trustee	May 26, 2017

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	May 26, 2017

CHARLES RUBENS II*
Charles Rubens II	Trustee	May 26, 2017

JAN HOPKINS TRACHTMAN*
Jan Hopkins Trachtman	Trustee	May 26, 2017

ROBERT E. WADE*
Robert E. Wade	Trustee	May 26, 2017

GREGORY H. WILLIAMS*
Gregory H. Williams	Trustee	May 26, 2017

* By: /s/STEVEN J. GRAY__

Steven J. Gray

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, (the “1933 Act”), and the Investment Company Act of 1940, as amended, FPC Holdings Corporation (the "Cayman Fund") a corporation organized under the laws of the Cayman Islands; has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Mateo, and the State of California, on the 26th day of May, 2017.

FPC Holdings Corporation

By: /s/LAURA F. FERGERSON

Laura F. Fergerson

Director

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities listed below with regard to the FPC Holdings Corporation and on the dates indicated.

Signature	Title	Date

/s/LAURA F. FERGERSON	Director	May 26, 2017
Laura F. Fergerson

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, (the “1933 Act”), and the Investment Company Act of 1940, as amended, K2 Holdings Investment Corporation (the “K2 Cayman Fund") a corporation organized under the laws of the Cayman Islands; has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Mateo, and the State of California, on the 26th day of May, 2017.

K2 Holdings Investment Corporation

By: /s/LAURA F. FERGERSON

Laura F. Fergerson

Director

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities listed below with regard to the K2 Holdings Investment Corporation and on the dates indicated.

Signature	Title	Date

/s/LAURA F. FERGERSON	Director	May 26, 2017
Laura F. Fergerson

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, (the “1933 Act”), and the Investment Company Act of 1940, as amended, K2 GMOF Holdings Corporation (the “K2 GMOF Cayman Fund") a corporation organized under the laws of the Cayman Islands; has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Mateo, and the State of California, on the 26th day of May, 2017.

K2 GMOF Holdings Corporation

By: /s/LAURA F. FERGERSON

Laura F. Fergerson

Director

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities listed below with regard to the K2 Holdings Investment Corporation and on the dates indicated.

Signature	Title	Date

/s/LAURA F. FERGERSON	Director	May 26, 2017
Laura F. Fergerson

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EX-99.(m)(xiii)	Form of Class T Distribution Plan, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin K2 Alternative Strategies Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(n)(i)	Form of Multiple Class Plan with respect to Franklin K2 Alternative Strategies Fund